BUSINESS COMBINATIONS	12 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
BUSINESS COMBINATIONS

NOTE 7 — BUSINESS COMBINATIONS

Activision Blizzard, Inc.

On October 13, 2023, we completed our acquisition of Activision Blizzard, Inc. (“Activision Blizzard”) for a total purchase price of $75.4 billion, consisting primarily of cash. Activision Blizzard is a leader in game development and an interactive entertainment content publisher. The acquisition will accelerate the growth in our gaming business across mobile, PC, console, and cloud gaming. The financial results of Activision Blizzard have been included in our consolidated financial statements since the date of the acquisition. Activision Blizzard is reported as part of our Devices and Consumer segment.

The allocation of the purchase price to the assets acquired and liabilities assumed was completed as of September 30, 2024. The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

(In millions)

Cash and cash equivalents	$12,976
Goodwill	51,001
Intangible assets	21,969
Other assets	2,503
Long-term debt	(2,799)
Long-term income taxes	(1,946)
Deferred income taxes	(4,676)
Other liabilities	(3,620)

Total purchase price	$75,408

Goodwill was assigned to our Devices and Consumer segment. The goodwill was primarily attributed to increased synergies that are expected to be achieved from the integration of Activision Blizzard. Substantially all of the goodwill is expected to be non-deductible for income tax purposes.

Following are the details of the purchase price allocated to the intangible assets acquired:

(In millions, except average life)	Amount	Weighted Average Life

Marketing-related	$11,619	24 years
Technology-based	9,689	4 years
Customer-related	661	4 years

Fair value of intangible assets acquired	$21,969	15 years

Following are the supplemental consolidated financial results of Microsoft Corporation on an unaudited pro forma basis, as if the acquisition had been consummated on July 1, 2022:

(In millions, except per share amounts)

Year Ended June 30,	2024	2023

Revenue	$247,442	$219,790
Net income	88,308	71,383
Diluted earnings per share	11.82	9.55

These pro forma results were based on estimates and assumptions, which we believe are reasonable. They are not the results that would have been realized had we been a combined company during the periods presented and are not necessarily indicative of our consolidated results of operations in future periods. The pro forma results include adjustments related to purchase accounting, primarily amortization of intangible assets. Acquisition costs and other nonrecurring charges were immaterial and are included in the earliest period presented.